SEGMENT REPORTING	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 21 — SEGMENT REPORTING

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has five operating segments as defined by ASC 280, including Sino-foreign Jointly Managed Academic Programs, textbooks and course material sales, Overseas Study Consulting Services, Technological Consulting Services for Smart Campus Solutions and Tailored Job Readiness Training Services.

Substantially all of the Company’s revenues for the years ended December 31, 2023, 2022 and 2021 were generated from the PRC. As of December 31, 2023 and 2022, a majority of the long-lived assets of the Company are located in the PRC, and therefore, no geographical segments are presented.

The following table presents revenue by service type from the Company’s operations for the years ended December 31, 2023, 2022 and 2021, respectively:

	For the years ended December 31,
	2023	2022	2021

Revenue from Sino-foreign Jointly Managed Academic Programs	-	$3,343,316	$2,676,147
Revenue from tailored job readiness training services	$2,203,169	1,264,411	137,772
Revenue from Overseas Study Consulting Services	-	317,228	36,174
Revenue from Technological Consulting Services for Smart Campus Solutions	683,053	279,380	1,059,453
Revenue from textbook and course material sales	-	13,948	-
Total revenue	$2,886,222	$5,218,283	$3,909,546